SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Schedule of accumulated other comprehensive income

The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2013	2012
Net unrealized gains on securities	$82,408	$82,788
Net unrealized losses on derivatives designated as cash flow hedges	(5,992)	(12,024)
Net unrecognized gain and prior service cost	458	—
Accumulated other comprehensive income	$76,874	$70,764

Schedule of gain (loss) on settlement of investments, net and other income (loss), net

These items are comprised of the following:

	Year Ended December 31,
	2013	2012	2011
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$9,853	$14,629	$81,434
Loss on settlement of real estate securities	(3,592)	(4,433)	(5,091)
Gain on sale of CDO X interests	—	224,317	—
Gain on repayment/disposition of loans held for sale	10,716	—	1,838
Loss on repayment/disposition of loans held for sale	(354)	(1,614)	—
Gain on termination of derivative	813	—	—
Loss on disposal of long-lived assets	(67)	(2)	—
	$17,369	$232,897	$78,181
Other income (loss), net
Gain on non-hedge derivative instruments	$10,577	$9,101	$3,284
Unrealized loss recognized upon de-designation of hedges	(110)	(7,036)	(13,939)
Hedge ineffectiveness	—	483	(917)
Gains on deconsolidation	—	—	45,072
Equity in earnings of equity method investees	(97)	—	272
Collateral management fee income, net	1,279	1,786	2,432
Other income	1,718	978	—
	$13,367	$5,312	$36,204

Schedule of reclassification from accumulated other comprehensive income into net income
The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income (“AOCI”) Components	Income Statement Location	Year Ended December 31, 2013	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(5,266)	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	9,853	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(3,592)	(4,433)
		$995	$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(110)	$(7,036)
Hedge ineffectiveness	Other income (loss)	—	483
Amortization of deferred gain (loss)	Interest expense	11	1,250

Gain (loss) reclassified from AOCI into income, related to effective portion	Interest expense	(6,128)	—
		$(6,227)	$(5,303)

Total reclassifications		$(5,232)	$(14,030)

Schedule of useful lives of property, plant, and equipment

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Buildings	25-40 years
Building improvements	3-10 years
Machinery and equipment	3-20 years
Furniture, fixtures, and computer software	3-7 years
Leasehold improvements	shorter of the lease term or estimated
useful life of the asset

Schedule of amortization period

Amortization of intangible assets is included within depreciation and amortization on the consolidated statements of income and is calculated using the straight-line method based on the following estimated useful lives:

Senior housing
In-place resident lease intangibles	2 - 3 years (1)
Non-compete intangibles	5 years
Land lease intangibles	74 - 82 years
PILOT intangibles	13 years
Other intangibles	2 - 5 years
Media business
Advertiser relationships	14-16 years
Customer relationships	15 - 16 years
Subscriber relationships	15 -16 years
Trade name	10 years
Golf business
Trade name	30 - 40 years
Leasehold intangibles	9 - 10 years
Management contracts	11 - 12 years
Internally-developed software	5 years
Membership base	7 - 9 years

(1)    Amortized over 24 months for AL/MC properties and 33 months for IL-only properties.

Schedule of restricted cash from continuing operations

Restricted cash, from continuing operations, consisted of:

	December 31,
	2013	2012
CDO bond sinking funds	1,902	1,254
CDO trustee accounts	475	810
Collateral for Golf lease obligations	3,512	—
	$5,889	$2,064

Schedule of supplemental non-cash investing and financing activities relating to CDOs

Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2013	2012	2011
Restricted cash generated from sale of securities	$136,148	$56,629	$336,911
Restricted cash generated from sale of real estate related and other loans	$104,837	$—	$125,141
Restricted cash generated from paydowns on securities and loans	$331,349	$274,832	$546,752
Restricted cash used for purchases of real estate securities	$—	$143,184	$427,826
Restricted cash used for purchases of real estate related and other loans	$—	$91,481	$384,850
Restricted cash used for repayments of CDO bonds payable	$513,879	$166,845	$101,687
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$—	$3,213
Restricted cash used for purchases of derivative instruments	$—	$408	$—
Restricted cash used for settlement of derivative instruments	$1,563	$—	$—
Restricted cash generated from margin collateral received	$—	$—	$6,550
Restricted cash used to return margin collateral	$—	$6,550	$—

CDO deconsolidation:
Real estate securities	$—	$1,033,016	$262,617
Restricted cash	$—	$51,522	$37,988
Derivative liabilities	$—	$57,343	$20,257
CDO bonds payable	$—	$1,110,694	$336,046

Schedule of receivables and other assets from continuing operations

	December 31,
	2013	2012
Accounts receivable, net	$13,477	$1,102
Deferred financing costs	42,473	2,249
Derivative assets	43,662	165
Prepaid expenses	8,631	2,183
Interest receivable	4,667	8,959
Deposits	9,915	—
Inventory	5,140	—
Miscellaneous assets, net	13,922	2,704
	$141,887	$17,362

Schedule of accounts payable, accrued expenses and other liabilities from continuing operations

Accounts payable, accrued expenses and other liabilities, from continuing operations, are comprised of the following:

	December 31,
	2013	2012
Accounts payable and accrued expenses	$50,118	$6,833
Membership deposit liabilities	71,644	—
Deferred revenue	37,114	6,584
Security deposits payable	48,823	33
Unfavorable leasehold interests	23,916	—
Derivative liabilities	13,794	31,576
Accrued rent	6,314	—
Due to affiliates	5,878	3,579
Miscellaneous liabilities	19,565	2,522
	$277,166	$51,127

Schedule of accretion of discount and other amortization

As reflected on the consolidated statements of cash flows, this item is comprised of the following:

	Year Ended December 31,
	2013	2012	2011
Accretion of net discount on securities, loans and other investments	$(34,525)	$(48,608)	$(45,387)
Amortization of net discount on debt obligations	2,859	1,525	(823)
Amortization of deferred financing costs and interest rate cap premiums	1,056	2,751	3,740
Amortization of net deferred hedge (gains) and losses - debt	(11)	(1,250)	(2,316)
	$(30,621)	$(45,582)	$(44,786)